Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 1,817,195	$ 912,840
Other operating expenses	(834,589)	(596,921)
Depreciation and depletion	(339,694)	(109,796)
Operating expense	(1,174,283)	(706,717)
Income from mine operations	642,912	206,123
Care and maintenance expense	(94,991)	(580)
Exploration and evaluation expense	(10,884)	(1,631)
General and administration expense	(104,698)	(52,208)
Income from operations	432,339	151,704
Finance expense	(179,288)	(91,302)
Finance income	10,946	7,071
Other (expense) income	(132,630)	465,837
Income before income taxes from continuing operations	131,367	533,310
Income tax expense	(150,228)	(273,016)
Net (loss) income from continuing operations	(18,861)	260,294
Net income from discontinued operations	240,332	78,993
Net income	$ 221,471	$ 339,287
Net income per share
Basic (in dollars per share) | (per share)	$ 0.35	$ 0.85
Diluted (in dollars per share) | (per share)	0.35	0.75
Basic (in dollars per share) from continuing operations | $ / shares	(0.03)	0.65
Diluted (in dollars per share) from continuing operations | (per share)	$ (0.03)	$ 0.59
Weighted average shares outstanding
Basic (in shares) | shares	630,306,219	400,109,698
Diluted (in shares) | shares	630,306,219	473,546,710